Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other creditors and accrued liabilities
Accruals and deferred income	$ 2,323	$ 1,561	$ 1,129
Payable to States (including taxes and duties)	10,427	12,561	13,974
Payroll	1,820	1,597	1,687
Other operating liabilities	21,774	20,242	19,937
OTHER CREDITORS AND ACCRUED LIABILITIES	36,344	35,961	36,727
Interim dividend payable, second quarterly dividend	2,140	1,845	1,959
Interim dividend payable, third quarterly dividend	2,148	$ 1,851	$ 1,923
Payable to payment agents	$ 1,780